Schedule of Investments (unaudited) March 31, 2020	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.8%

Aerospace & Defense — 0.0%
Bombardier, Inc., Class B(a)		216,793	$70,092

Chemicals — 0.3%
Element Solutions, Inc.(a)		153,824	1,285,969

Energy Equipment & Services — 0.0%
McDermott International, Inc.(a)		11,895	690

Equity Real Estate Investment Trusts (REITs) — 0.3%
Gaming and Leisure Properties, Inc.		18,489	512,330
VICI Properties, Inc.		45,913	763,992

			1,276,322

Life Sciences Tools & Services — 0.0%
PPD, Inc.(a)		1,969	35,068

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(a)		146,145	93,533

Metals & Mining — 0.1%
Constellium SE, Class A(a)		80,736	420,635

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.(a)		31,341	485,785

Total Common Stocks — 0.8% (Cost: $6,168,414)			3,668,094

		Par (000)

Corporate Bonds — 87.0%

Aerospace & Defense — 4.3%
Arconic, Inc.:
5.40%, 04/15/21	USD	16	15,862
5.87%, 02/23/22		335	329,874
5.13%, 10/01/24		864	853,200
Bombardier, Inc.(b):
8.75%, 12/01/21		1,205	1,001,656
5.75%, 03/15/22		236	178,770
6.13%, 01/15/23		668	470,940
7.50%, 12/01/24		148	99,900
7.50%, 03/15/25		311	222,210
7.88%, 04/15/27		2,115	1,411,445
BWX Technologies, Inc., 5.38%, 07/15/26(b)		368	353,280
F-Brasile SpA, Series XR, 7.38%, 08/15/26(b)		741	737,295
General Dynamics Corp., 4.25%, 04/01/50		140	176,287
Huntington Ingalls Industries, Inc.(b):
3.84%, 05/01/25		370	380,902
4.20%, 05/01/30		610	632,274
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		719	657,885
Moog, Inc., 4.25%, 12/15/27(b)		477	430,492
Northrop Grumman Corp., 5.25%, 05/01/50		160	216,366
Signature Aviation US Holdings, Inc.(b):
5.38%, 05/01/26		269	260,257
4.00%, 03/01/28		482	435,150
SSL Robotics LLC, 9.75%, 12/31/23(b)		307	316,210
TransDigm UK Holdings plc, 6.88%, 05/15/26		765	711,450
TransDigm, Inc., 6.25%, 03/15/26(b)		9,251	9,216,309

			19,108,014

Security		Par (000)	Value

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(b)	USD	198	$193,604

Auto Components — 1.7%
Allison Transmission, Inc.(b):
5.00%, 10/01/24		16	15,520
5.88%, 06/01/29		861	809,340
Dealer Tire LLC, 8.00%, 02/01/28(b)		472	377,600
Icahn Enterprises LP:
6.75%, 02/01/24		49	47,285
4.75%, 09/15/24		271	249,241
6.25%, 05/15/26		612	578,340
5.25%, 05/15/27		733	677,109
Panther BF Aggregator 2 LP(b):
6.25%, 05/15/26		2,324	2,196,180
8.50%, 05/15/27		2,775	2,420,910

			7,371,525

Automobiles — 0.1%
Tesla, Inc., 5.30%, 08/15/25(b)		504	472,500

Banks — 0.5%
Banco Espirito Santo SA(a)(c):
4.75%, 01/15/18	EUR	100	17,647
2.63%, 05/08/18		100	17,646
4.00%, 01/21/19		100	17,646
Barclays plc:
4.38%, 09/11/24	USD	850	847,020
5.20%, 05/12/26		200	205,480
BNP Paribas SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 4.50%(b)(d)(e)		325	250,250
CIT Group, Inc.:
5.00%, 08/15/22		30	29,100
5.00%, 08/01/23		396	380,996
HSBC Holdings plc, (USD Swap Rate 5 Year + 3.75%), 6.00%(d)(e)		465	440,588

			2,206,373

Building Products — 0.5%(b)
Advanced Drainage Systems, Inc., 5.00%, 09/30/27		545	485,050
Builders FirstSource, Inc., 5.00%, 03/01/30		316	284,400
CPG Merger Sub LLC, 8.00%, 10/01/21		604	586,121
JELD-WEN, Inc.:
4.63%, 12/15/25		200	176,000
4.88%, 12/15/27		4	3,530
Masonite International Corp.:
5.75%, 09/15/26		45	44,100
5.38%, 02/01/28		117	114,988
Standard Industries, Inc.:
5.38%, 11/15/24		206	198,790
6.00%, 10/15/25		366	359,705

			2,252,684

Capital Markets — 1.5%
AG Issuer LLC, 6.25%, 03/01/28(b)		38	31,920
Altice France Holding SA, 10.50%, 05/15/27(b)		3,124	3,295,820
Credit Suisse Group AG(b)(d)(e):
(USD Swap Semi 5 Year + 4.60%), 7.50%		200	184,320
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%		700	614,390
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 5.10%		235	181,538
Goldman Sachs Group, Inc. (The), Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%(d)(e)		1,170	1,041,300

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
MSCI, Inc.(b):
4.75%, 08/01/26	USD	62	$61,070
4.00%, 11/15/29		188	186,755
3.63%, 09/01/30		72	68,310
Owl Rock Capital Corp.:
5.25%, 04/15/24		146	141,614
4.00%, 03/30/25		195	150,358
3.75%, 07/22/25		866	718,359
State Street Corp., (SOFR + 2.65%), 3.15%, 03/30/31(b)(e)		35	35,803

			6,711,557

Chemicals — 2.4%
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(b)(f)		1,010	909,000
Atotech Alpha 3 BV, 6.25%, 02/01/25(b)		2,554	2,352,872
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)		748	718,080
Blue Cube Spinco LLC:
9.75%, 10/15/23		567	588,971
10.00%, 10/15/25		290	305,979
Chemours Co. (The):
6.63%, 05/15/23		617	524,450
5.38%, 05/15/27		70	53,540
Ecolab, Inc., 4.80%, 03/24/30		220	247,123
Element Solutions, Inc., 5.88%, 12/01/25(b)		2,148	2,105,040
Gates Global LLC, 6.25%, 01/15/26(b)		753	666,405
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		306	284,580
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		81	71,078
OCI NV, 5.25%, 11/01/24(b)		277	238,220
PQ Corp.(b):
6.75%, 11/15/22		32	32,161
5.75%, 12/15/25		912	820,800
Valvoline, Inc., 4.25%, 02/15/30(b)		449	420,893
W.R. Grace & Co., 5.63%, 10/01/24(b)		206	202,848

			10,542,040

Commercial Services & Supplies — 3.2%
ACCO Brands Corp., 5.25%, 12/15/24(b)		104	99,840
ADT Security Corp. (The):
3.50%, 07/15/22		11	10,725
4.13%, 06/15/23		184	179,858
4.88%, 07/15/32(b)		867	736,690
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		146	147,825
Allied Universal Holdco LLC(b):
6.63%, 07/15/26		2,877	2,826,653
9.75%, 07/15/27		1,113	1,048,891
APX Group, Inc.:
7.88%, 12/01/22		115	108,139
8.50%, 11/01/24(b)		202	184,327
6.75%, 02/15/27(b)		455	377,650
Aramark Services, Inc.:
5.00%, 04/01/25(b)		53	50,170
4.75%, 06/01/26		72	67,846
5.00%, 02/01/28(b)		338	314,549
Clean Harbors, Inc.(b):
4.88%, 07/15/27		233	228,084
5.13%, 07/15/29		400	372,000
Garda World Security Corp.(b):
4.63%, 02/15/27		509	455,555
9.50%, 11/01/27		376	336,106
GFL Environmental, Inc.(b):
7.00%, 06/01/26		1,195	1,156,659
5.13%, 12/15/26		851	829,725
8.50%, 05/01/27		632	634,970

Security		Par (000)	Value

Commercial Services & Supplies (continued)
IAA, Inc., 5.50%, 06/15/27(b)	USD	617	$596,947
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		347	331,385
Mobile Mini, Inc., 5.88%, 07/01/24		1,268	1,214,110
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		196	181,790
Prime Security Services Borrower LLC(b):
5.25%, 04/15/24		135	133,352
5.75%, 04/15/26		42	41,160
6.25%, 01/15/28		686	591,675
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		381	380,044
Vericast Corp., 8.38%, 08/15/22(b)		175	134,969
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		692	642,037

			14,413,731

Communications Equipment — 0.5%
CommScope, Inc.(b):
5.50%, 03/01/24		495	500,940
6.00%, 03/01/26		170	169,745
Nokia OYJ:
4.38%, 06/12/27		187	181,390
6.63%, 05/15/39		451	456,863
ViaSat, Inc., 5.63%, 04/15/27(b)		980	967,750

			2,276,688

Construction & Engineering — 0.2%(b)
Brand Industrial Services, Inc., 8.50%, 07/15/25		930	730,236
New Enterprise Stone & Lime Co., Inc.:
10.13%, 04/01/22		158	157,605
6.25%, 03/15/26		99	91,080

			978,921

Consumer Finance — 1.7%
Ally Financial, Inc., 8.00%, 11/01/31		1,863	2,158,658
Ford Motor Credit Co. LLC:
5.88%, 08/02/21		348	341,040
2.98%, 08/03/22		396	368,280
4.14%, 02/15/23		248	229,847
3.81%, 01/09/24		379	342,995
4.13%, 08/04/25		650	576,550
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 09/15/24(b)(f)		954	611,447
Navient Corp.:
5.00%, 10/26/20		47	46,295
7.25%, 09/25/23		211	204,683
6.13%, 03/25/24		176	162,800
5.88%, 10/25/24		116	106,720
6.75%, 06/25/25		140	128,800
6.75%, 06/15/26		138	126,960
5.00%, 03/15/27		24	20,633
Springleaf Finance Corp.:
6.13%, 05/15/22		45	45,463
6.88%, 03/15/25		256	257,823
7.13%, 03/15/26		447	442,530
6.63%, 01/15/28		547	516,915
5.38%, 11/15/29		153	139,995
Toyota Motor Credit Corp., 3.38%, 04/01/30		560	565,471

			7,393,905

Containers & Packaging — 2.3%
ARD Finance SA, 6.50%, (6.50% Cash or 0.00% PIK), 06/30/27(b)(f)		1,389	1,193,012
Ardagh Packaging Finance plc(b):
4.13%, 08/15/26		673	669,635
4.75%, 07/15/27	GBP	100	113,342
5.25%, 08/15/27	USD	518	530,950

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Berry Global, Inc., 4.88%, 07/15/26(b)	USD	114	$115,140
Crown Americas LLC:
4.75%, 02/01/26		220	225,434
4.25%, 09/30/26		702	691,470
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		78	79,950
Graphic Packaging International LLC(b):
4.75%, 07/15/27		128	125,184
3.50%, 03/15/28		207	186,238
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)		181	172,855
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b)		608	559,360
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)		1,379	1,268,680
Reynolds Group Issuer, Inc.(b):
5.13%, 07/15/23		176	174,240
7.00%, 07/15/24		205	208,331
Sealed Air Corp.(b):
5.13%, 12/01/24		20	20,100
6.88%, 07/15/33		31	31,061
Silgan Holdings, Inc., 4.13%, 02/01/28(b)		319	294,278
Trivium Packaging Finance BV(b)(g):
5.50%, 08/15/26		1,503	1,495,485
8.50%, 08/15/27		2,182	2,192,910

			10,347,655

Distributors — 0.7%(b)
American Builders & Contractors Supply Co., Inc.:
5.88%, 05/15/26		201	191,453
4.00%, 01/15/28		220	200,200
Core & Main Holdings LP, 8.63%, (8.63% Cash or 9.38% PIK), 09/15/24(f)		953	871,995
Core & Main LP, 6.13%, 08/15/25		1,202	1,117,860
Wolverine Escrow LLC:
8.50%, 11/15/24		444	354,086
9.00%, 11/15/26		517	420,062

			3,155,656

Diversified Consumer Services — 0.4%
frontdoor, Inc., 6.75%, 08/15/26(b)		302	289,165
Graham Holdings Co., 5.75%, 06/01/26(b)		172	168,560
Laureate Education, Inc., 8.25%, 05/01/25(b)		171	170,145
Service Corp. International, 5.13%, 06/01/29		310	316,200
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		234	231,075
Sotheby’s, 7.38%, 10/15/27(b)		600	477,750

			1,652,895

Diversified Financial Services — 1.6%(b)
Fairstone Financial, Inc., 7.88%, 07/15/24		289	271,660
MPH Acquisition Holdings LLC, 7.13%, 06/01/24		1,711	1,488,673
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	650	709,716
6.25%, 05/15/26	USD	473	488,373
8.25%, 11/15/26		1,296	1,367,280
Verscend Escrow Corp., 9.75%, 08/15/26		2,929	2,923,493

			7,249,195

Diversified Telecommunication Services — 6.9%
Altice France SA(b):
7.38%, 05/01/26		2,980	2,958,097
8.13%, 02/01/27		1,721	1,794,142
5.50%, 01/15/28		1,055	987,797
CCO Holdings LLC(b):
4.00%, 03/01/23		4	3,985
5.75%, 02/15/26		52	52,658
5.00%, 02/01/28		754	755,885

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
5.38%, 06/01/29	USD	896	$920,730
4.75%, 03/01/30		656	652,720
4.50%, 08/15/30		1,643	1,610,140
4.50%, 05/01/32		1,831	1,785,591
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		365	387,922
Series Y, 7.50%, 04/01/24		448	490,560
5.13%, 12/15/26(b)		1,640	1,640,000
4.00%, 02/15/27(b)		666	646,020
Series P, 7.60%, 09/15/39		593	575,210
Series U, 7.65%, 03/15/42		815	790,550
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		562	565,512
Front Range BidCo, Inc.(b):
4.00%, 03/01/27		507	484,819
6.13%, 03/01/28		1,460	1,387,000
Frontier Communications Corp., 8.00%, 04/01/27(b)		2,062	2,033,709
Intelsat Jackson Holdings SA, 5.50%, 08/01/23		1,503	984,465
Level 3 Financing, Inc.:
5.38%, 08/15/22		135	135,675
5.38%, 05/01/25		110	109,450
5.25%, 03/15/26		53	52,967
4.63%, 09/15/27(b)		217	215,676
Qualitytech LP, 4.75%, 11/15/25(b)		549	529,785
Qwest Corp., 6.75%, 12/01/21		197	204,151
Sable International Finance Ltd., 5.75%, 09/07/27(b)		200	180,000
Sprint Capital Corp.:
6.88%, 11/15/28		1,196	1,366,071
8.75%, 03/15/32		1,356	1,793,310
Telecom Italia Capital SA:
6.38%, 11/15/33		261	264,915
6.00%, 09/30/34		707	699,930
7.20%, 07/18/36		159	164,565
7.72%, 06/04/38		287	303,419
Telecom Italia SpA, 5.30%, 05/30/24(b)		947	951,792
Telesat Canada(b):
4.88%, 06/01/27		812	775,298
6.50%, 10/15/27		52	49,920
Virgin Media Finance plc, 5.75%, 01/15/25(b)		947	918,590
Virgin Media Secured Finance plc, 5.50%, 05/15/29(b)		400	398,560

			30,621,586

Electric Utilities — 0.6%
Edison International, 4.95%, 04/15/25		125	124,711
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24		395	385,125
4.25%, 09/15/24		143	139,425
4.50%, 09/15/27		22	21,450
NRG Energy, Inc.:
3.75%, 06/15/24(b)		224	219,746
6.63%, 01/15/27		38	39,520
5.75%, 01/15/28		8	8,160
4.45%, 06/15/29(b)		726	734,518
5.25%, 06/15/29(b)		360	370,800
Vistra Operations Co. LLC(b):
3.55%, 07/15/24		83	78,007
5.00%, 07/31/27		106	107,590
4.30%, 07/15/29		336	297,901

			2,526,953

Electrical Equipment — 0.1%
Sensata Technologies BV(b):
5.63%, 11/01/24		187	182,325

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electrical Equipment (continued)
5.00%, 10/01/25	USD	184	$174,340

			356,665

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, 5.50%, 12/01/24		214	223,050
Itron, Inc., 5.00%, 01/15/26(b)		34	32,300
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		397	357,300

			612,650

Energy Equipment & Services — 0.5%
Apergy Corp., 6.38%, 05/01/26		370	284,900
Archrock Partners LP(b):
6.88%, 04/01/27		208	147,701
6.25%, 04/01/28		74	51,060
Nabors Industries Ltd.(b):
7.25%, 01/15/26		351	119,340
7.50%, 01/15/28		271	86,720
Nabors Industries, Inc., 4.63%, 09/15/21		36	22,680
Pacific Drilling SA, 8.38%, 10/01/23(b)		531	143,370
Tervita Corp., 7.63%, 12/01/21(b)		845	591,500
Transocean, Inc.:
6.50%, 11/15/20		9	7,155
8.37%, 12/15/21(g)		31	17,982
8.00%, 02/01/27(b)		542	257,450
USA Compression Partners LP:
6.88%, 04/01/26		442	276,250
6.88%, 09/01/27		716	443,920

			2,450,028

Entertainment — 0.9%
Lions Gate Capital Holdings LLC(b):
6.38%, 02/01/24		393	345,840
5.88%, 11/01/24		150	128,250
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		237	210,930
Netflix, Inc.:
4.88%, 04/15/28		109	112,270
5.88%, 11/15/28		1,539	1,644,421
5.38%, 11/15/29(b)		842	873,701
4.88%, 06/15/30(b)		537	545,136

			3,860,548

Equity Real Estate Investment Trusts (REITs) — 3.8%
Brookfield Property REIT, Inc., 5.75%, 05/15/26(b)		318	258,019
Crown Castle International Corp.:
3.30%, 07/01/30		245	242,989
4.15%, 07/01/50		190	187,910
GLP Capital LP:
5.25%, 06/01/25		320	296,000
5.38%, 04/15/26		172	152,461
4.00%, 01/15/30		645	542,316
Iron Mountain, Inc.(b):
4.88%, 09/15/27		189	183,330
4.88%, 09/15/29		698	655,687
iStar, Inc., 5.25%, 09/15/22		75	69,187
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		495	475,200
4.50%, 09/01/26		532	441,560
5.75%, 02/01/27		202	175,740
4.50%, 01/15/28		1,220	1,037,000
MPT Operating Partnership LP:
5.00%, 10/15/27		1,760	1,707,200
4.63%, 08/01/29		764	710,520
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(b)		803	602,250

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.:
4.00%, 10/01/22	USD	563	$562,831
4.88%, 09/01/24		945	957,994
3.88%, 02/15/27(b)		1,180	1,182,950
Uniti Group LP(b):
6.00%, 04/15/23		507	461,370
7.88%, 02/15/25		779	716,197
VICI Properties LP(b):
3.50%, 02/15/25		689	642,493
4.25%, 12/01/26		1,765	1,619,387
3.75%, 02/15/27		751	707,818
4.63%, 12/01/29		746	680,635
4.13%, 08/15/30		1,919	1,796,664

			17,065,708

Food & Staples Retailing — 0.7%
Albertsons Cos., Inc.:
6.63%, 06/15/24		163	165,445
4.63%, 01/15/27(b)		524	521,380
5.88%, 02/15/28(b)		668	679,890
4.88%, 02/15/30(b)		445	443,888
Sysco Corp.:
5.65%, 04/01/25		210	218,623
5.95%, 04/01/30		260	272,958
6.60%, 04/01/40		310	334,241
6.60%, 04/01/50		310	325,034

			2,961,459

Food Products — 2.2%
Chobani LLC, 7.50%, 04/15/25(b)		1,149	1,045,590
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		161	156,122
General Mills, Inc., 2.88%, 04/15/30		40	39,920
JBS Investments II GmbH, 7.00%, 01/15/26(b)		200	199,316
JBS USA LUX SA(b):
5.88%, 07/15/24		618	625,725
5.75%, 06/15/25		696	702,960
6.75%, 02/15/28		203	216,292
6.50%, 04/15/29		1,174	1,259,350
5.50%, 01/15/30		392	404,740
Kraft Heinz Foods Co.:
5.00%, 07/15/35		189	187,906
6.88%, 01/26/39		414	473,543
4.63%, 10/01/39(b)		179	160,301
6.50%, 02/09/40		280	305,528
5.00%, 06/04/42		125	118,348
5.20%, 07/15/45		459	441,279
4.38%, 06/01/46		695	626,068
4.88%, 10/01/49(b)		1,418	1,289,337
Post Holdings, Inc.(b):
5.75%, 03/01/27		6	6,148
5.63%, 01/15/28		165	167,475
5.50%, 12/15/29		204	211,609
4.63%, 04/15/30		589	563,968
Simmons Foods, Inc., 7.75%, 01/15/24(b)		415	415,000

			9,616,525

Gas Utilities — 0.1%
Superior Plus LP, 7.00%, 07/15/26(b)		500	487,500

Health Care Equipment & Supplies — 0.8%
Hologic, Inc.(b):
4.38%, 10/15/25		68	67,340
4.63%, 02/01/28		502	503,255
Immucor, Inc., 11.13%, 02/15/22(b)		284	255,600
Ortho-Clinical Diagnostics, Inc.(b):
6.63%, 05/15/22		831	785,295
7.25%, 02/01/28		1,956	1,681,964

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Teleflex, Inc.:
4.88%, 06/01/26	USD	286	$283,140
4.63%, 11/15/27		51	50,944

			3,627,538

Health Care Providers & Services — 5.8%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		176	167,751
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		694	600,554
Centene Corp.(b):
5.25%, 04/01/25		242	243,210
5.38%, 06/01/26		458	471,790
5.38%, 08/15/26		602	614,040
4.25%, 12/15/27		1,306	1,279,880
4.63%, 12/15/29		2,470	2,482,350
3.38%, 02/15/30		649	603,570
Community Health Systems, Inc.(b):
8.63%, 01/15/24		1,154	1,139,217
6.63%, 02/15/25		482	445,850
8.00%, 03/15/26		1,992	1,892,400
Encompass Health Corp., 5.75%, 11/01/24		109	109,512
HCA, Inc.:
5.38%, 02/01/25		298	304,705
5.88%, 02/15/26		37	38,942
5.63%, 09/01/28		1,678	1,756,363
5.88%, 02/01/29		1,074	1,135,755
3.50%, 09/01/30		1,991	1,806,258
LifePoint Health, Inc., 4.38%, 02/15/27(b)		127	119,634
MEDNAX, Inc.(b):
5.25%, 12/01/23		343	279,545
6.25%, 01/15/27		509	408,473
Molina Healthcare, Inc.:
5.38%, 11/15/22(g)		63	61,425
4.88%, 06/15/25(b)		525	511,875
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(b)(f)		742	575,004
Radiology Partners, Inc., 9.25%, 02/01/28(b)		318	275,308
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25		1,130	813,600
10.00%, 04/15/27		786	550,200
Tenet Healthcare Corp.:
8.13%, 04/01/22		1,635	1,557,337
4.63%, 09/01/24(b)		406	388,867
4.88%, 01/01/26(b)		2,150	2,047,875
6.25%, 02/01/27(b)		1,063	1,036,425
5.13%, 11/01/27(b)		1,297	1,235,393
Vizient, Inc., 6.25%, 05/15/27(b)		689	672,061

			25,625,169

Health Care Technology — 0.2%
IQVIA, Inc.:
3.25%, 03/15/25	EUR	224	240,877
5.00%, 10/15/26(b)	USD	298	303,960
5.00%, 05/15/27(b)		559	571,578

			1,116,415

Hotels, Restaurants & Leisure — 3.6%
1011778 BC ULC(b):
4.25%, 05/15/24		22	21,945
5.00%, 10/15/25		1,631	1,557,589
3.88%, 01/15/28		453	430,350
4.38%, 01/15/28		847	782,543
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	506	467,035
Boyne USA, Inc., 7.25%, 05/01/25(b)	USD	276	263,580
Cedar Fair LP, 5.25%, 07/15/29(b)		328	277,160
Churchill Downs, Inc.(b): 5.50%, 04/01/27		669	630,646

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
4.75%, 01/15/28	USD	856	$744,720
Eldorado Resorts, Inc.:
6.00%, 04/01/25		131	117,900
6.00%, 09/15/26		167	150,718
Golden Nugget, Inc., 6.75%, 10/15/24(b)		1,759	1,107,977
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26		378	355,320
4.88%, 01/15/30		1,344	1,142,400
Hilton Worldwide Finance LLC, 4.88%, 04/01/27		85	80,750
IRB Holding Corp., 6.75%, 02/15/26(b)		201	158,371
KFC Holding Co., 5.25%, 06/01/26(b)		177	176,752
Las Vegas Sands Corp.:
2.90%, 06/25/25		83	75,245
3.50%, 08/18/26		75	68,601
3.90%, 08/08/29		48	41,369
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		66	57,420
McDonald’s Corp., 4.20%, 04/01/50		100	111,854
MGM Resorts International:
7.75%, 03/15/22		712	705,250
6.00%, 03/15/23		631	608,915
5.75%, 06/15/25		41	36,695
Motion Bondco DAC, 6.63%, 11/15/27(b)		200	140,000
Scientific Games International, Inc.:
5.00%, 10/15/25(b)		870	756,900
3.38%, 02/15/26	EUR	500	424,837
8.25%, 03/15/26(b)	USD	1,382	884,632
7.00%, 05/15/28(b)		382	234,930
7.25%, 11/15/29(b)		193	120,625
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24		336	284,760
5.50%, 04/15/27		307	258,648
Station Casinos LLC, 4.50%, 02/15/28(b)		392	317,520
Viking Cruises Ltd., 6.25%, 05/15/25(b)		67	42,880
Wyndham Destinations, Inc.(g):
5.40%, 04/01/24		12	10,140
5.75%, 04/01/27		230	192,050
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		203	176,610
Wynn Las Vegas LLC, 5.25%, 05/15/27(b)		483	437,115
Wynn Resorts Finance LLC, 5.13%, 10/01/29(b)		777	707,070
Yum! Brands, Inc.:
7.75%, 04/01/25(b)		524	550,200
4.75%, 01/15/30(b)		371	348,740
5.35%, 11/01/43		10	8,500

			16,067,262

Household Durables — 1.4%
Ashton Woods USA LLC, 6.63%, 01/15/28(b)		116	91,640
Brookfield Residential Properties, Inc.(b):
6.25%, 09/15/27		431	373,849
4.88%, 02/15/30		474	360,098
Installed Building Products, Inc., 5.75%, 02/01/28(b)		205	195,263
K. Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		521	532,722
Lennar Corp.:
6.63%, 05/01/20		255	254,681
4.88%, 12/15/23		50	49,000
5.25%, 06/01/26		355	361,213
4.75%, 11/29/27		601	599,497
Mattamy Group Corp.(b):
5.25%, 12/15/27		246	228,780
4.63%, 03/01/30		299	257,140
MDC Holdings, Inc., 6.00%, 01/15/43		187	176,809

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Meritage Homes Corp., 5.13%, 06/06/27	USD	240	$225,600
PulteGroup, Inc.:
5.00%, 01/15/27		39	38,914
7.88%, 06/15/32		20	22,000
6.38%, 05/15/33		512	517,479
6.00%, 02/15/35		244	245,830
Shea Homes LP, 4.75%, 02/15/28(b)		306	261,247
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		204	189,469
Tempur Sealy International, Inc., 5.50%, 06/15/26		14	12,252
TRI Pointe Group, Inc.:
5.88%, 06/15/24		123	114,265
5.25%, 06/01/27		385	342,534
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		208	202,904
6.88%, 08/15/23		889	808,990

			6,462,176

Household Products — 0.2%
Energizer Holdings, Inc.(b):
6.38%, 07/15/26		250	252,500
7.75%, 01/15/27		236	243,953
Procter & Gamble Co. (The), 3.60%, 03/25/50		215	264,194
Spectrum Brands, Inc.:
5.75%, 07/15/25		118	110,330
5.00%, 10/01/29(b)		209	177,650

			1,048,627

Independent Power and Renewable Electricity Producers — 1.2%
Calpine Corp.:
5.50%, 02/01/24		72	68,400
5.75%, 01/15/25		899	831,575
5.25%, 06/01/26(b)		496	471,200
4.50%, 02/15/28(b)		820	794,785
5.13%, 03/15/28(b)		1,989	1,829,880
Clearway Energy Operating LLC:
5.75%, 10/15/25		351	347,490
4.75%, 03/15/28(b)		341	316,278
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		649	644,249
Talen Energy Supply LLC:
6.50%, 06/01/25		106	68,614
10.50%, 01/15/26(b)		72	51,840

			5,424,311

Industrial Conglomerates — 0.1%
3M Co., 3.70%, 04/15/50		225	254,303

Insurance — 1.3%
Acrisure LLC, 8.13%, 02/15/24(b)		334	325,333
Aflac, Inc., 3.60%, 04/01/30		480	486,161
AIA Group Ltd., 3.38%, 04/07/30(b)		205	205,895
Alliant Holdings Intermediate LLC, 6.75%, 10/15/27(b)		1,533	1,435,501
AmWINS Group, Inc., 7.75%, 07/01/26(b)		316	309,680
Ardonagh Midco 3 plc, 8.63%, 07/15/23(b)		652	580,280
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		687	632,040
HUB International Ltd., 7.00%, 05/01/26(b)		1,601	1,584,990
NFP Corp., 8.00%, 07/15/25(b)		295	269,925

			5,829,805

Interactive Media & Services — 0.2%(b)
Match Group, Inc.:
5.63%, 02/15/29		164	156,620
4.13%, 08/01/30		399	356,606
Rackspace Hosting, Inc., 8.63%, 11/15/24		374	335,665
Twitter, Inc., 3.88%, 12/15/27		263	252,973

			1,101,864

Security		Par (000)	Value

Internet & Direct Marketing Retail — 0.1%
Go Daddy Operating Co. LLC, 5.25%, 12/01/27(b)	USD	325	$327,990

IT Services — 1.5%
Banff Merger Sub, Inc., 9.75%, 09/01/26(b)		3,287	2,892,560
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		505	494,900
Mastercard, Inc., 3.85%, 03/26/50		165	202,199
Presidio Holdings, Inc.(b):
4.88%, 02/01/27		629	562,955
8.25%, 02/01/28		365	321,656
Science Applications International Corp., 4.88%, 04/01/28(b)		408	391,680
Tempo Acquisition LLC, 6.75%, 06/01/25(b)		1,511	1,382,656
WEX, Inc., 4.75%, 02/01/23(b)		301	288,960

			6,537,566

Leisure Products — 0.4%
Mattel, Inc.:
6.75%, 12/31/25(b)		978	994,528
5.88%, 12/15/27(b)		433	445,038
6.20%, 10/01/40		40	33,100
5.45%, 11/01/41		186	146,940

			1,619,606

Life Sciences Tools & Services — 0.7%(b)
Avantor, Inc.:
6.00%, 10/01/24		1,591	1,666,891
9.00%, 10/01/25		779	820,053
Charles River Laboratories International, Inc.:
5.50%, 04/01/26		193	198,790
4.25%, 05/01/28		676	651,596

			3,337,330

Machinery — 1.7%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		230	223,770
Colfax Corp.(b):
6.00%, 02/15/24		213	205,545
6.38%, 02/15/26		511	503,335
Deere & Co., 3.75%, 04/15/50		105	119,861
EnPro Industries, Inc., 5.75%, 10/15/26		768	739,200
Grinding Media, Inc., 7.38%, 12/15/23(b)		1,008	940,262
Husky III Holding Ltd., 13.00%, (13.00% Cash or 13.75% PIK), 02/15/25(b)(f)		564	414,247
Manitowoc Co., Inc. (The), 9.00%, 04/01/26(b)		178	157,530
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		476	460,530
Navistar International Corp., 6.63%, 11/01/25(b)		517	430,403
RBS Global, Inc., 4.88%, 12/15/25(b)		524	489,940
SPX FLOW, Inc., 5.63%, 08/15/24(b)		374	362,780
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		457	451,477
Terex Corp., 5.63%, 02/01/25(b)		205	192,721
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		1,409	1,176,515
Wabash National Corp., 5.50%, 10/01/25(b)		674	535,830

			7,403,946

Media — 6.1%
Altice Financing SA(b):
7.50%, 05/15/26		2,118	2,052,130
5.00%, 01/15/28		1,031	912,435
AMC Networks, Inc.:
4.75%, 12/15/22		147	142,546
5.00%, 04/01/24		69	66,240
4.75%, 08/01/25		71	69,047
Block Communications, Inc., 4.88%, 03/01/28(b)		231	214,830
Clear Channel Worldwide Holdings, Inc.(b):
9.25%, 02/15/24		908	778,610
5.13%, 08/15/27		2,451	2,319,259
Comcast Corp., 3.75%, 04/01/40		180	203,202

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
CSC Holdings LLC:
5.25%, 06/01/24	USD	357	$357,889
7.75%, 07/15/25(b)		850	884,000
10.88%, 10/15/25(b)		1,776	1,920,300
5.50%, 05/15/26(b)		398	411,671
5.38%, 02/01/28(b)		200	204,000
6.50%, 02/01/29(b)		936	1,009,467
5.75%, 01/15/30(b)		999	1,007,451
Diamond Sports Group LLC, 5.38%, 08/15/26(b)		908	737,768
DISH DBS Corp.:
6.75%, 06/01/21		614	622,596
5.88%, 07/15/22		1,471	1,432,489
5.00%, 03/15/23		625	598,000
7.75%, 07/01/26		656	674,040
DISH Network Corp.(h):
2.38%, 03/15/24		88	69,740
3.38%, 08/15/26		705	572,355
Entercom Media Corp., 6.50%, 05/01/27(b)		469	406,858
Fox Corp., 3.05%, 04/07/25		30	29,953
GCI LLC, 6.63%, 06/15/24(b)		735	727,650
Gray Television, Inc., 5.13%, 10/15/24(b)		37	36,168
iHeartCommunications, Inc., 4.75%, 01/15/28(b)		130	117,000
Lamar Media Corp., 4.00%, 02/15/30(b)		108	100,440
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		600	591,000
Meredith Corp., 6.88%, 02/01/26		308	270,208
Midcontinent Communications, 5.38%, 08/15/27(b)		307	297,242
Outfront Media Capital LLC, 5.00%, 08/15/27(b)		620	570,400
Radiate Holdco LLC(b):
6.88%, 02/15/23		201	182,910
6.63%, 02/15/25		589	500,650
Sirius XM Radio, Inc.(b):
4.63%, 07/15/24		149	151,224
5.38%, 07/15/26		19	19,378
5.00%, 08/01/27		482	489,182
5.50%, 07/01/29		729	743,580
TEGNA, Inc.(b):
5.50%, 09/15/24		79	75,050
4.63%, 03/15/28		54	47,453
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		800	744,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)		1,144	966,680
Univision Communications, Inc.(b):
5.13%, 05/15/23		334	295,590
5.13%, 02/15/25		235	200,338
Videotron Ltd., 5.13%, 04/15/27(b)		429	429,000
WMG Acquisition Corp., 5.50%, 04/15/26(b)		182	177,905
Ziggo Bond Co. BV(b):
6.00%, 01/15/27		296	287,120
5.13%, 02/28/30		371	363,580
Ziggo BV(b):
5.50%, 01/15/27		378	378,000
4.88%, 01/15/30		529	515,212

			26,973,836

Metals & Mining — 3.1%
Allegheny Technologies, Inc., 5.88%, 12/01/27		287	238,928
Anglo American Capital plc(b):
5.38%, 04/01/25		585	591,146
5.63%, 04/01/30		860	872,146
Arconic Corp., 6.13%, 02/15/28(b)		335	342,537
Big River Steel LLC, 7.25%, 09/01/25(b)		704	640,640
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(b)		217	193,130
Constellium SE(b):
5.75%, 05/15/24		352	314,195

Security		Par (000)	Value

Metals & Mining (continued)
6.63%, 03/01/25	USD	858	$772,200
5.88%, 02/15/26		1,478	1,285,860
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		97	93,726
3.88%, 03/15/23		1,229	1,161,405
4.25%, 03/01/30		477	414,990
5.45%, 03/15/43		3,788	3,390,260
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)		363	322,163
New Gold, Inc.(b):
6.25%, 11/15/22		725	704,156
6.38%, 05/15/25		231	214,686
Novelis Corp.(b):
5.88%, 09/30/26		886	869,489
4.75%, 01/30/30		1,610	1,432,900

			13,854,557

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc., 5.00%, 12/15/21		255	233,325

Oil, Gas & Consumable Fuels — 5.5%
Apache Corp., 3.25%, 04/15/22		16	12,013
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		931	544,635
Baytex Energy Corp., 8.75%, 04/01/27(b)		497	189,605
Buckeye Partners LP:
4.13%, 03/01/25(b)		201	169,443
3.95%, 12/01/26		85	69,674
4.50%, 03/01/28(b)		275	225,500
5.85%, 11/15/43		208	139,298
5.60%, 10/15/44		270	170,100
Callon Petroleum Co.:
6.25%, 04/15/23		797	189,288
6.13%, 10/01/24		549	97,447
8.25%, 07/15/25		396	63,360
6.38%, 07/01/26		404	67,670
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		322	78,890
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		169	150,090
Cheniere Energy Partners LP:
5.63%, 10/01/26		514	472,880
4.50%, 10/01/29(b)		594	516,780
Chesapeake Energy Corp., 11.50%, 01/01/25(b)		847	143,990
Cimarex Energy Co., 4.38%, 06/01/24		28	22,065
CNX Resources Corp., 5.88%, 04/15/22		1,399	1,280,085
Comstock Resources, Inc.:
7.50%, 05/15/25(b)		438	284,700
9.75%, 08/15/26		185	131,775
Continental Resources, Inc., 5.00%, 09/15/22		39	24,880
Crestwood Midstream Partners LP:
6.25%, 04/01/23(g)		266	149,013
5.63%, 05/01/27(b)		517	284,200
CrownRock LP, 5.63%, 10/15/25(b)		1,723	895,960
CVR Energy, Inc.(b):
5.25%, 02/15/25		391	304,002
5.75%, 02/15/28		130	97,175
DCP Midstream Operating LP:
5.38%, 07/15/25		191	130,415
5.13%, 05/15/29		84	52,916
6.45%, 11/03/36(b)		269	129,039
6.75%, 09/15/37(b)		706	381,240
Denbury Resources, Inc., 9.00%, 05/15/21(b)		399	116,708
Diamondback Energy, Inc., 3.50%, 12/01/29		30	20,398
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		828	571,494
5.75%, 01/30/28		553	376,040

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EnLink Midstream LLC, 5.38%, 06/01/29	USD	121	$62,920
EnLink Midstream Partners LP:
4.40%, 04/01/24		443	223,582
4.15%, 06/01/25		27	13,087
4.85%, 07/15/26		28	13,768
5.60%, 04/01/44		255	86,062
5.05%, 04/01/45		41	14,953
EQT Corp.:
3.90%, 10/01/27		98	67,591
7.00%, 02/01/30(g)		28	20,860
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		1,004	178,210
5.63%, 02/01/26		481	79,365
Genesis Energy LP:
6.00%, 05/15/23		299	216,880
5.63%, 06/15/24		342	239,400
6.50%, 10/01/25		127	91,795
7.75%, 02/01/28		235	163,607
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		708	453,120
Hess Midstream Operations LP(b):
5.63%, 02/15/26		302	213,232
5.13%, 06/15/28		144	101,203
Holly Energy Partners LP, 5.00%, 02/01/28(b)		360	301,500
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		760	501,600
Matador Resources Co., 5.88%, 09/15/26		392	114,856
MEG Energy Corp.(b):
7.00%, 03/31/24		29	13,376
6.50%, 01/15/25		666	421,245
7.13%, 02/01/27		521	257,437
MPLX LP, 6.38%, 05/01/24(b)		162	145,324
Murphy Oil Corp.:
5.75%, 08/15/25		32	17,123
5.87%, 12/01/42(g)		46	18,856
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		307	305,623
NuStar Logistics LP, 6.00%, 06/01/26		311	230,140
Occidental Petroleum Corp.:
Series 1, 4.10%, 02/01/21		218	185,297
4.85%, 03/15/21		173	145,232
2.60%, 08/13/21		333	261,836
2.70%, 08/15/22		242	172,557
Parkland Fuel Corp., 5.88%, 07/15/27(b)		418	391,833
Parsley Energy LLC(b):
5.38%, 01/15/25		864	667,423
5.25%, 08/15/25		395	300,200
5.63%, 10/15/27		54	38,070
4.13%, 02/15/28		410	278,800
PBF Holding Co. LLC:
7.25%, 06/15/25		144	96,523
6.00%, 02/15/28(b)		178	117,480
PDC Energy, Inc.:
1.13%, 09/15/21(h)		321	261,824
6.13%, 09/15/24		143	76,326
6.25%, 12/01/25		10	4,899
5.75%, 05/15/26		293	164,080
QEP Resources, Inc.:
5.38%, 10/01/22		870	408,900
5.25%, 05/01/23		130	48,100
5.63%, 03/01/26		288	105,120
Range Resources Corp.:
5.88%, 07/01/22		52	37,440
5.00%, 08/15/22		349	261,645
5.00%, 03/15/23		346	252,580
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22		105	101,861

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
SM Energy Co.:
1.50%, 07/01/21(h)	USD	1,079	$389,652
6.13%, 11/15/22		340	143,864
5.00%, 01/15/24		328	108,240
5.63%, 06/01/25		19	5,178
6.75%, 09/15/26		90	27,000
6.63%, 01/15/27		47	13,680
Southwestern Energy Co., 4.10%, 03/15/22		374	280,500
Sunoco LP:
4.88%, 01/15/23		279	266,445
5.50%, 02/15/26		6	5,192
6.00%, 04/15/27		95	81,700
5.88%, 03/15/28		185	153,550
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24		568	312,400
6.00%, 03/01/27		170	90,100
5.50%, 01/15/28		26	13,520
Targa Resources Partners LP:
5.13%, 02/01/25		213	181,561
5.88%, 04/15/26		337	279,710
5.38%, 02/01/27		32	26,336
6.50%, 07/15/27		829	706,722
5.00%, 01/15/28		748	602,937
6.88%, 01/15/29		431	346,955
5.50%, 03/01/30(b)		584	451,082
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		28	27,790
5.00%, 01/31/28		670	702,026
4.75%, 01/15/30		543	526,710
Viper Energy Partners LP, 5.38%, 11/01/27(b)		193	162,120
WPX Energy, Inc.:
8.25%, 08/01/23		217	159,495
5.25%, 09/15/24		220	134,200
5.75%, 06/01/26		345	196,650
5.25%, 10/15/27		72	39,600
4.50%, 01/15/30		728	395,304

			24,327,728

Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23(b)		226	218,090

Pharmaceuticals — 2.3%
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26		100	105,680
8.50%, 01/31/27		1,439	1,503,755
Bausch Health Cos., Inc.:
5.50%, 03/01/23(b)		162	158,760
4.50%, 05/15/23	EUR	643	678,614
5.88%, 05/15/23(b)	USD	21	20,895
7.00%, 03/15/24(b)		93	94,743
6.13%, 04/15/25(b)		365	359,525
5.50%, 11/01/25(b)		217	219,235
9.00%, 12/15/25(b)		931	981,460
5.75%, 08/15/27(b)		454	467,439
7.00%, 01/15/28(b)		826	847,806
5.00%, 01/30/28(b)		363	343,652
7.25%, 05/30/29(b)		860	892,508
5.25%, 01/30/30(b)		382	361,204
Catalent Pharma Solutions, Inc.(b):
4.88%, 01/15/26		664	644,080
5.00%, 07/15/27		338	327,860
Elanco Animal Health, Inc., 5.65%, 08/28/28(g)		257	270,968
Endo DAC, 6.00%, 07/15/23(b)		324	234,699
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)		1,816	1,806,920

			10,319,803

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Professional Services — 1.0%(b)
ASGN, Inc., 4.63%, 05/15/28	USD	459	$426,365
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26		1,036	1,077,440
10.25%, 02/15/27		860	911,600
Jaguar Holding Co. II, 6.38%, 08/01/23		1,866	1,898,655

			4,314,060

Real Estate Management & Development — 0.2%
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		274	235,640
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		257	232,600
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		255	246,713
Newmark Group, Inc., 6.13%, 11/15/23		206	209,549

			924,502

Road & Rail — 0.4%(b)
Ashtead Capital, Inc.:
5.25%, 08/01/26		200	190,500
4.00%, 05/01/28		310	267,220
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24		395	355,500
Uber Technologies, Inc.:
7.50%, 11/01/23		335	325,808
8.00%, 11/01/26		314	311,645
7.50%, 09/15/27		286	282,339

			1,733,012

Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		79	83,740
Entegris, Inc., 4.63%, 02/10/26(b)		188	178,600
NVIDIA Corp.:
2.85%, 04/01/30		45	46,963
3.50%, 04/01/40		105	111,401
3.50%, 04/01/50		115	125,043
3.70%, 04/01/60		75	83,833
Qorvo, Inc.:
5.50%, 07/15/26		225	235,181
4.38%, 10/15/29(b)		136	126,480
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)		400	392,000

			1,383,241

Software — 5.9%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		1,008	997,920
Ascend Learning LLC:
6.88%, 08/01/25(b)		1,457	1,413,290
Camelot Finance SA, 4.50%, 11/01/26(b)		919	891,430
Castle US Holding Corp., 9.50%, 02/15/28(b)		536	509,200
CDK Global, Inc.:
4.88%, 06/01/27		922	945,050
5.25%, 05/15/29(b)		350	357,000
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		903	830,760
Fair Isaac Corp., 4.00%, 06/15/28(b)		276	261,510
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		1,555	1,590,438
Nuance Communications, Inc., 5.63%, 12/15/26		504	490,483
Open Text Corp., 3.88%, 02/15/28(b)		671	630,740
Open Text Holdings, Inc., 4.13%, 02/15/30(b)		552	519,018
Oracle Corp.:
2.95%, 04/01/30		2,598	2,615,888
3.60%, 04/01/40		1,421	1,421,137
3.60%, 04/01/50		2,842	2,842,072
3.85%, 04/01/60		2,842	2,860,389
PTC, Inc.:
6.00%, 05/15/24		209	215,065
3.63%, 02/15/25(b)		270	252,450
4.00%, 02/15/28(b)		290	278,487

Security		Par (000)	Value

Software (continued)
RP Crown Parent LLC, 7.38%, 10/15/24(b)	USD	1,049	$999,487
Solera LLC, 10.50%, 03/01/24(b)		3,457	3,387,860
Sophia LP, 9.00%, 09/30/23(b)		193	193,000
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		1,327	1,383,013
Veritas US, Inc., 7.50%, 02/01/23(b)		326	286,880

			26,172,567

Specialty Retail — 1.2%
Asbury Automotive Group, Inc.(b):
4.50%, 03/01/28		270	229,500
4.75%, 03/01/30		227	192,950
eG Global Finance plc(b):
6.75%, 02/07/25		620	508,400
8.50%, 10/30/25		399	355,110
Group 1 Automotive, Inc., 5.25%, 12/15/23(b)		45	46,181
Home Depot, Inc. (The):
2.70%, 04/15/30		95	96,597
3.30%, 04/15/40		135	138,289
L Brands, Inc.:
6.88%, 11/01/35		654	483,960
6.75%, 07/01/36		119	85,680
Murphy Oil USA, Inc., 4.75%, 09/15/29		479	449,063
Penske Automotive Group, Inc., 5.50%, 05/15/26		170	155,074
PetSmart, Inc.(b):
7.13%, 03/15/23		512	476,800
5.88%, 06/01/25		639	629,415
SRS Distribution, Inc., 8.25%, 07/01/26(b)		628	477,280
Staples, Inc., 7.50%, 04/15/26(b)		1,289	1,139,154

			5,463,453

Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC, 7.13%, 06/15/24(b)		441	455,332
NCR Corp.(b):
5.75%, 09/01/27		250	227,500
6.13%, 09/01/29		293	273,633
Western Digital Corp., 4.75%, 02/15/26		1,137	1,154,055
Xerox Corp., 4.80%, 03/01/35		331	268,110

			2,378,630

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc.:
3.25%, 03/27/40		635	665,507
3.38%, 03/27/50		315	343,634
William Carter Co. (The), 5.63%, 03/15/27(b)		186	179,955

			1,189,096

Thrifts & Mortgage Finance — 0.5%(b)
Ladder Capital Finance Holdings LLLP, 4.25%, 02/01/27		1,339	1,057,810
Nationstar Mortgage Holdings, Inc.:
8.13%, 07/15/23		465	454,677
9.13%, 07/15/26		293	265,165
6.00%, 01/15/27		520	442,000

			2,219,652

Trading Companies & Distributors — 1.0%
Beacon Roofing Supply, Inc.(b):
4.88%, 11/01/25		416	375,440
4.50%, 11/15/26		143	131,960
HD Supply, Inc., 5.38%, 10/15/26(b)		1,834	1,782,868
Herc Holdings, Inc., 5.50%, 07/15/27(b)		812	755,160
United Rentals North America, Inc.:
5.50%, 07/15/25		385	377,300
4.63%, 10/15/25		200	192,000
5.88%, 09/15/26		276	279,533
6.50%, 12/15/26		187	189,805
5.25%, 01/15/30		30	29,991

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Trading Companies & Distributors (continued)
4.00%, 07/15/30	USD	271	$242,545

			4,356,602

Wireless Telecommunication Services — 1.9%
Connect Finco SARL, 6.75%, 10/01/26(b)		3,390	2,800,987
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(b)		789	623,310
Hughes Satellite Systems Corp., 5.25%, 08/01/26		200	198,000
Sprint Corp.:
7.88%, 09/15/23		642	704,646
7.13%, 06/15/24		306	335,881
7.63%, 02/15/25		1,110	1,226,550
7.63%, 03/01/26		457	517,233
T-Mobile USA, Inc.:
6.50%, 01/15/26		441	463,050
4.50%, 02/01/26		328	335,380
4.75%, 02/01/28		560	583,408
Xplornet Communications, Inc., 9.63%, (9.63% Cash or 10.63% PIK), 06/01/22(b)(f)		205	190,984
Ypso Finance Bis SA, 6.00%, 02/15/28(b)		481	423,126

			8,402,555

Total Corporate Bonds — 87.0% (Cost: $429,618,390)			387,135,182

Floating Rate Loan Interests — 9.1%(i)

Aerospace & Defense — 0.0%
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.74%, 11/28/21		207	165,196

Auto Components — 0.1%
Panther BF Aggregator 2 LP, Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.44%, 04/30/26(j)		436	396,548

Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1 Month + 4.25%), 5.24%, 12/12/25		128	103,421

Building Products — 0.0%
CPG Merger Sub LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.93%, 05/05/24		195	161,530

Capital Markets — 0.1%
Jefferies Finance LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.25%, 06/03/26		334	276,077

Chemicals — 0.4%
Alpha 3 BV, Term Loan, 01/31/24(j)(k)		1,372	1,248,673
Ascend Performance Materials LLC, Term Loan B, (LIBOR USD 3 Month + 5.25%), 6.70%, 08/14/26(j)		606	509,002
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 8.53%, 03/30/26(j)		74	51,450
Momentive Performance Materials, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.24%, 05/15/24		126	101,598

			1,910,723

Commercial Services & Supplies — 0.6%
Advanced Disposal Services, Inc., Term Loan, 11/10/23(k)		71	70,182
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.70% - 6.12%, 06/21/24		2,378	1,890,008
Diamond (BC) BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.78%, 09/06/24		471	348,452

Security		Par (000)	Value

Commercial Services & Supplies (continued)
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.99% - 4.00%, 05/30/25	USD	230	$221,771
Tempo Acquisition LLC, Term Loan, 05/01/24(k)		56	49,804

			2,580,217

Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan B,
(LIBOR USD 1 Month + 3.00%), 3.99% - 4.07%, 05/23/25		682	574,389

Containers & Packaging — 0.1%
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.08%, 04/03/24		512	415,095
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 4.49%, 05/16/24		128	110,302

			525,397

Diversified Consumer Services — 0.1%
Maverick Purchaser Sub LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.99%, 01/29/27		114	104,880
Sotheby’s, Inc., Term Loan B, (LIBOR USD 1 Month + 5.50%), 6.50%, 01/15/27		459	352,732
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.75%, 05/06/24		194	169,759

			627,371

Diversified Financial Services — 0.2%
Advisor Group Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 5.99%, 07/31/26		159	116,704
Deerfield Dakota Holding LLC, Term Loan, 12/30/30(j)(k)		145	121,424
Triton Bidco, Term Loan B, 09/23/26(k)		653	510,913
VS Buyer LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.86%, 02/28/27(j)		122	116,510

			865,551

Diversified Telecommunication Services — 1.2%
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.70%, 08/14/26		290	274,331
CenturyLink, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.24%, 03/15/27		826	766,257
Frontier Communications Corp., Term Loan B, 06/15/24(k)		1,233	1,166,746
Ligado Networks LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 11.20% (11.20% Cash or 0.00% PIK), 12/07/20(f)(j)		1,617	957,296
Ligado Networks LLC, Term Loan, 13.50%, 12/07/20(l)		737	103,655
Zayo Group LLC, Term Loan, 03/09/27(k)		2,147	2,018,180

			5,286,465

Energy Equipment & Services — 0.4%
McDermott International, Inc., Term Loan, 10/21/20(k)		250	225,547
Mcdermott Technology, Term Loan, (LIBOR USD 6 Month + 9.00%), 10.65%, 10/23/20		479	432,875
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 3 Month + 6.75%), 10.00%, 11/08/22(j)		1,007	946,580

			1,605,002

Entertainment — 0.0%
Renaissance Learning, Inc., Term Loan, 05/24/25(k)		9	7,269

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products — 0.1%
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 4.50%, 10/10/23	USD	282	$250,092

Health Care Equipment & Supplies — 0.5%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.45%, 06/15/21		1,675	1,431,821
Sotera Health Holdings LLC, Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 11/20/26		797	690,151

			2,121,972

Health Care Providers & Services — 0.5%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 06/30/25		226	198,656
Azalea TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 4.49%, 07/24/26(j)		260	236,563
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 4.74%, 10/10/25		1,532	773,886
Gentiva Health Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.25%, 07/02/25(j)		269	251,258
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.77%, 06/30/25		240	203,466
Quorum Health Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 6.75%), 8.53%, 04/29/22		308	249,936
Regionalcare Hospital, Term Loan B, 11/16/25(k)		172	158,429
WCG Purchaser Corp., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.87%, 01/08/27(j)		319	299,860

			2,372,054

Health Care Technology — 0.2%
Athenahealth, Inc., Term Loan B, (LIBOR USD 3 Month + 4.50%), 5.28%, 02/05/26(j)		1,025	953,110

Hotels, Restaurants & Leisure — 0.1%
Stars Group Holdings BV, Term Loan, 07/10/25(k)		235	223,157

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1 Month + 2.00%), 2.99%, 08/12/26(j)		26	24,507

Industrial Conglomerates — 0.2%(j)
PSAV Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.01%, 09/01/25		504	302,432
Vertiv Group Corp., Term Loan, 03/02/27(k)		565	485,900

			788,332

Insurance — 0.5%
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 3.99%, 05/09/25		81	72,992
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 7.49%, 08/04/25		681	620,561
Asurion LLC, Term Loan B4, 08/04/22(k)		118	110,973
Hub International Ltd., Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.69%, 04/25/25		312	292,704
Sedgwick, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.24%, 12/31/25		835	734,455
Sedgwick, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.99%, 09/03/26		369	330,905

			2,162,590

Security		Par (000)	Value

IT Services — 0.7%
Boxer Parent Co., Inc., Term Loan B, 10/02/25(k)	USD	244	$201,361
Camelot U.S. Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.24%, 10/30/26(j)		283	266,293
CCC Information Services, Inc., Term Loan, 04/29/24(k)		165	149,887
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.24%, 11/29/24		217	179,237
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 8.24%, 12/01/25		123	92,000
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.71%, 08/01/25		83	31,401
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.95%, 08/01/24		190	133,087
Pug LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 4.49%, 02/12/27(j)		294	250,198
Solera LLC, Term Loan B1, 03/03/23(k)		205	191,596
SS&C Technologies Holdings, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%), 2.74%, 04/16/25		183	170,513
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 5.49%, 08/27/25(j)		1,501	1,410,984

			3,076,557

Machinery — 0.4%
Ingersoll-Rand Services Co., Term Loan, (LIBOR USD 1 Month + 1.75%), 2.74%, 03/01/27		139	129,965
MHI Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 5.00%), 5.99%, 09/21/26		351	289,674
Titan Acquisition Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.45%, 03/28/25		1,452	1,183,237

			1,602,876

Media — 0.9%
Ascend Learning LLC, Term Loan B, 07/12/24(k)		74	65,310
Clear Channel Outdoor Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 4.49%, 08/21/26		1,144	961,333
Intelsat Jackson Holdings SA, Term Loan:
(LIBOR USD 3 Month + 3.75%), 5.68%, 11/27/23		117	106,525
(LIBOR USD 6 Month + 4.50%), 6.43%, 01/02/24		388	354,906
6.63%, 01/02/24(l)		2,255	2,080,053
Learfield Communications LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%), 4.25%, 12/01/23		124	81,080
Terrier Media Buyer, Inc., Term Loan, 12/17/26(k)		250	221,014
Xplornet Communications, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.45%, 09/09/21(j)		247	237,035

			4,107,256

Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp., Term Loan, (LIBOR USD 3 Month + 10.38%), 11.99%, 12/31/21		752	35,460
Chesapeake Energy Corp., Term Loan, (LIBOR USD 1 Month + 8.00%), 9.00%, 06/24/24		2,254	867,790
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 5.49%, 11/28/22		218	141,922

			1,045,172

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals — 0.3%
Bausch Health Cos., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.61%, 06/02/25	USD	411	$389,127
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 5.25%, 04/29/24		602	537,360
Jaguar Holding Co. I, Term Loan, 08/18/22(k)		364	346,651

			1,273,138

Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, 02/06/26(j)(k)		629	563,562

Road & Rail — 0.1%
Uber Technologies, Inc., Term Loan, 03/14/25(k)		215	198,242

Software — 0.8%
Castle US Holding Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 4.74%, 01/29/27(j)		358	283,940
Infor US, Inc., Term Loan, 02/01/22(k)		197	189,075
Informatica LLC, Term Loan:
7.13%, 02/25/25(j)(l)		707	622,160
(LIBOR USD 1 Month + 3.25%), 4.24%, 02/25/27		331	285,213
Kronos, Inc., 1st Lien Term Loan B, 11/01/23(k)		97	87,824
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.01%, 11/01/24		569	521,204
Refinitiv US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.24%, 10/01/25		311	297,444
RP Crown Parent LLC, 1st Lien Term Loan, 10/12/23(j)(k)		62	58,883
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 2.74%, 04/16/25		119	111,035
TIBCO Software, Inc., 1st Lien Term Loan, 06/30/26(j)(k)		453	425,486
TIBCO Software, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 8.24%, 03/03/28(j)		303	281,790
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, 05/04/26(k)		169	157,215

			3,321,269

Specialty Retail — 0.1%
PetSmart, Inc., Term Loan, 03/11/22(k)		607	580,522

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.87%, 05/27/24		408	315,485
Sprint Communications, Inc., Term Loan, 02/02/24(j)(k)		303	300,348

			615,833

Total Floating Rate Loan Interests — 9.1% (Cost: $48,939,908)			40,365,397

Security		Par (000)	Value

Capital Trusts — 2.5%

Banks — 2.5%(d)(i)
Bank of America Corp.:
Series X, 6.25%	USD	808	$820,120
Series Z, 6.50%		584	616,120
Series AA, 6.10%		1,714	1,731,140
Series DD, 6.30%		98	102,900
CIT Group, Inc., Series A, 5.80%		295	256,650
Citigroup, Inc., Series V, 4.70%		1,050	899,430
JPMorgan Chase & Co.:
Series I, 5.24%		197	175,874
Series V, 5.23%		640	555,520
Series Q, 5.15%		190	180,500
Series S, 6.75%		240	250,800
Series U, 6.13%		99	94,050
Series FF, 5.00%		1,865	1,751,682
Series X, 6.10%		1,356	1,381,764
Series HH, 4.60%		959	839,317
Wells Fargo & Co., Series U, 5.87%		1,503	1,525,545

			11,181,412

Capital Markets — 0.0%
Morgan Stanley, Series H, 5.44%(d)(i)		162	136,485

Total Capital Trusts — 2.5% (Cost: $12,132,417)			11,317,897

Total Long-Term Investments — 99.4% (Cost: $496,859,129)			442,486,570

		Shares

Short-Term Securities — 2.6%(m)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%*		11,353,534	11,353,534
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 0.27%		59,495	59,495

Total Short-Term Securities — 2.6% (Cost: $11,413,029)			11,413,029

Total Investments — 102.0% (Cost: $508,272,158)			453,899,599

Liabilities in Excess of Other Assets — (2.0)%			(8,761,848)

Net Assets — 100.0%			$445,137,751

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Perpetual security with no stated maturity date.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Convertible security.
(i)	Variable rate security. Rate shown is the rate in effect as of period end.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund

(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Fixed rate.
(m)	Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	17,457,639	—	(6,104,105)	11,353,534	$11,353,534	$47,862	$—		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury Long Bond	15	06/19/20	$2,686	$(3,072)
U.S. Treasury Ultra Bond	34	06/19/20	7,544	(1,455)
				$(4,527)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	403,000	USD	284,322	Goldman Sachs International	04/03/20	$2,044
GBP	88,000	USD	109,262	Natwest Markets plc	04/03/20	45
USD	301,934	CAD	403,000	HSBC Bank plc	04/03/20	15,567
USD	113,446	GBP	88,000	Standard Chartered Bank	04/03/20	4,140
USD	2,938,781	EUR	2,660,000	UBS AG	05/05/20	1,120

						22,916

EUR	2,660,000	USD	2,934,778	UBS AG	04/03/20	(980)
USD	2,930,192	EUR	2,664,000	HSBC Bank plc	04/03/20	(8,017)
USD	284,429	CAD	403,000	Goldman Sachs International	05/05/20	(2,048)
USD	109,349	GBP	88,000	Natwest Markets plc	05/05/20	(38)

						(11,083)

Net Unrealized Appreciation						$11,833

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V1	5.00%	Quarterly	06/20/25	B-	USD 12,140		$(759,123)	$(489,601)	$(269,522)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/23	NR	USD	312		$(19,876)	$(17,818)	$(2,058)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank plc	12/20/23	CCC-	USD	116		(101,500)	165	(101,665)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank plc	12/20/23	CCC-	USD	208		(181,998)	1,452	(183,450)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank plc	06/20/25	NR	USD	567		(61,667)	(78,582)	16,915

									$(365,041)	$(94,783)	$(270,258)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund

Glossary of Terms Used in this Report

Currency

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviations

DAC	Designated Activity Company

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

PIK	Payment-In-Kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$70,092	$—	$—	$70,092
Chemicals	1,285,969	—	—	1,285,969
Energy Equipment & Services	—	690	—	690
Equity Real Estate Investment Trusts (REITs)	1,276,322	—	—	1,276,322
Life Sciences Tools & Services	35,068	—	—	35,068
Media	93,533	—	—	93,533
Metals & Mining	420,635	—	—	420,635
Pharmaceuticals	485,785	—	—	485,785
Corporate Bonds(a)	—	387,135,182	—	387,135,182
Floating Rate Loan Interests:
Aerospace & Defense	—	165,196	—	165,196
Auto Components	—	—	396,548	396,548
Automobiles	—	103,421	—	103,421
Building Products	—	161,530	—	161,530
Capital Markets	—	276,077	—	276,077
Chemicals	—	101,598	1,809,125	1,910,723
Commercial Services & Supplies	—	2,580,217	—	2,580,217
Construction & Engineering	—	574,389	—	574,389

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund

	Level 1	Level 2	Level 3	Total
Containers & Packaging	$—	$525,397	$—	$525,397
Diversified Consumer Services	—	627,371	—	627,371
Diversified Financial Services	—	627,617	237,934	865,551
Diversified Telecommunication Services	—	4,329,169	957,296	5,286,465
Energy Equipment & Services	—	658,422	946,580	1,605,002
Entertainment	—	7,269	—	7,269
Food Products	—	250,092	—	250,092
Health Care Equipment & Supplies	—	2,121,972	—	2,121,972
Health Care Providers & Services	—	1,584,373	787,681	2,372,054
Health Care Technology	—	—	953,110	953,110
Hotels, Restaurants & Leisure	—	223,157	—	223,157
Independent Power and Renewable Electricity Producers	—	—	24,507	24,507
Industrial Conglomerates	—	—	788,332	788,332
Insurance	—	2,162,590	—	2,162,590
IT Services	—	1,149,082	1,927,475	3,076,557
Machinery	—	1,602,876	—	1,602,876
Media	—	3,870,221	237,035	4,107,256
Oil, Gas & Consumable Fuels	—	1,045,172	—	1,045,172
Pharmaceuticals	—	1,273,138	—	1,273,138
Professional Services	—	—	563,562	563,562
Road & Rail	—	198,242	—	198,242
Software	—	1,649,010	1,672,259	3,321,269
Specialty Retail	—	580,522	—	580,522
Wireless Telecommunication Services	—	315,485	300,348	615,833
Capital Trusts(a)	—	11,317,897	—	11,317,897
Short-Term Securities	11,413,029	—	—	11,413,029

	$15,080,433	$427,217,374	$11,601,792	$453,899,599

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$16,915	$—	$16,915
Foreign currency exchange contracts	—	22,916	—	22,916
Liabilities:
Credit contracts	—	(556,695)	—	(556,695)
Foreign currency exchange contracts	—	(11,083)	—	(11,083)
Interest rate contracts	(4,527)	—	—	(4,527)

	$(4,527)	$(527,947)	$—	$(532,474)

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Floating Rate Loan Interests
Investments:
Assets:
Opening balance, as of December 31, 2019	$2,178,848
Transfers into level 3(a)	7,822,915
Transfers out of level 3	(117,453)
Accrued discounts/premiums	34,904
Net realized loss	(11,226)
Net change in unrealized depreciation(b)	(1,244,631)
Purchases	4,446,655
Sales	(1,508,220)

Closing balance, as of March 31, 2020	$11,601,792

Net change in unrealized depreciation on investments still held at March 31, 2020 (b)	$(1,244,631)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield V.I. Fund

(a)

As of December 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.